Derivative financial instruments (Details)		9 Months Ended	12 Months Ended
	Apr. 07, 2023 EUR (€)	Dec. 31, 2023 EUR (€) arrangment	Dec. 31, 2023 EUR (€) arrangment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Aug. 01, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s		€ 485,302,000	€ 485,302,000	€ 517,832,000
Number of funding and option arrangements | arrangment		3	3
Gain on derivative contracts			€ 0	4,148,000	€ 15,830,000
Settled derivative contracts			0	17,132,000	€ 2,846,000
Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration	€ 2,500,000	€ 10,000,000
Verno Holdings Limited
Disclosure of detailed information about financial instruments [line items]
Equity interests of acquirer				21,400,000
SportCC ApS
Disclosure of detailed information about financial instruments [line items]
Option consideration			1,900,000
Fair value of option € '000s		2,100,000	2,100,000	0		€ 2,100,000
Percentage of remaining voting equity interests acquired						0.25
DGC
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s		€ 42,600,000	42,600,000	15,100,000
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			(28,600,000)	€ (15,100,000)
DGC | Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration			€ 10,000,000
Bellerive Capital Limited | Digiprocessing and Haber
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired (in percent)		100.00%	100.00%